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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08256
Columbia Real Estate Equity Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	08/31/05

Date of reporting period:	05/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
May 31, 2005 (Unaudited)	Columbia Real Estate Equity Fund

		Shares	Value ($)*
Common Stocks – 95.6%
CONSUMER DISCRETIONARY – 16.1%
Hotels, Restaurants & Leisure – 16.1%
	Great Wolf Resorts, Inc. (a)	296,200	6,528,248
	Hilton Hotels Corp.	2,321,900	56,259,637
	La Quinta Corp. (a)	237,600	2,059,992
	Marriott International, Inc., Class A	485,300	32,777,162
	Starwood Hotels & Resorts Worldwide, Inc.	625,900	35,031,623
	Hotels, Restaurants & Leisure Total		132,656,662
	CONSUMER DISCRETIONARY TOTAL		132,656,662
FINANCIALS – 79.5%
Real Estate – 79.5%
	Alexandria Real Estate Equities, Inc., REIT	570,400	39,528,720
	Archstone-Smith Trust, REIT	453,871	16,711,530
	AvalonBay Communities, Inc., REIT	217,300	16,269,251
	Boston Properties, Inc., REIT	227,400	15,190,320
	Brookfield Properties Corp.	618,900	16,246,125
	CarrAmerica Realty Corp., REIT	3,200	110,624
	CenterPoint Properties Trust, REIT	464,600	19,420,280
	Corporate Office Properties Trust, REIT	371,180	10,367,057
	Cousins Properties, Inc., REIT	1,108,050	31,402,137
	Duke Realty Corp., REIT	438,800	13,545,756
	Equity Office Properties Trust, REIT	891,737	28,972,535
	Equity Residential, REIT	864,906	31,050,126
	Essex Property Trust, Inc., REIT	77,000	6,160,000
	General Growth Properties, Inc., REIT	842,780	32,809,426
	Highwoods Properties, Inc., REIT	369,700	10,174,144
	Home Properties, Inc., REIT	109,800	4,523,760
	Host Marriott Corp., REIT	1,965,300	32,918,775
	iStar Financial, Inc., REIT	1,117,250	46,812,775
	Kimco Realty Corp., REIT	503,500	29,082,160
	Liberty Property Trust, REIT	483,400	19,959,586
	Mack-Cali Realty Corp.,REIT	184,100	8,116,969
	Newcastle Investment Corp., REIT	312,900	9,618,546
	Pan Pacific Retail Properties, Inc., REIT	299,900	19,148,615
	ProLogis Trust, REIT	680,906	27,808,201
	Public Storage, Inc., REIT	584,532	35,147,909
	Regency Centers Corp., REIT	597,000	33,342,450
	Simon Property Group, Inc., REIT	785,256	53,962,792

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		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	SL Green Realty Corp., REIT	259,000	16,045,050
	St. Joe Co.	59,600	4,700,652
	United Dominion Realty Trust, Inc., REIT	431,900	9,955,295
	Vornado Realty Trust, REIT	235,200	18,510,240
	Real Estate Total		657,611,806
	FINANCIALS TOTAL		657,611,806
	Total Common Stocks (cost of $446,864,894)		790,268,468
Income Deposit Securities – 2.3%
CONSUMER DISCRETIONARY – 0.8%
Hotels, Restaurants & Leisure – 0.8%
	Centerplate, Inc.	558,100	6,920,440
	Hotels, Restaurants & Leisure Total		6,920,440
	CONSUMER DISCRETIONARY TOTAL		6,920,440
CONSUMER STAPLES – 1.0%
Food & Staples Retailing – 1.0%
	B&G Foods, Inc.	546,600	7,936,632
	Food & Staples Retailing Total		7,936,632
	CONSUMER STAPLES TOTAL		7,936,632
TELECOMMUNICATION SERVICES – 0.5%
Diversified Telecommunication Services – 0.5%
	Otelco, Inc.	302,000	4,560,200
	Diversified Telecommunication Services Total		4,560,200
	TELECOMMUNICATION SERVICES TOTAL		4,560,200

	Total Income Deposit Securities (cost of $21,161,860)		19,417,272

		Par ($)
Short-Term Obligation – 1.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/31/05, due 06/01/05 at 2.900%, collateralized by a U.S. Treasury Note maturing 05/15/10, market value of $15,165,450 (repurchase proceeds $14,867,198).	14,866,000	14,866,000

	Total Short-Term Obligation (cost of $14,866,000)		14,866,000

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Total Investments – 99.7% (cost of $482,892,754)(b)(c)	824,551,740

Other Assets & Liabilities, Net – 0.3%	2,221,054

Net Assets – 100.0%	826,772,794

Notes to Investment Portfolio:
*

Security Valuation:
Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $482,892,754
(c)	Unrealized appreciation and depreciation at May 31, 2005, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$339,874,781	$(1,784,205)	$341,658,986

Acronym	Name
REIT	Real Estate Investment Trust

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Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Real Estate Equity Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	July 28, 2005